Offerings - Offering: 1	Apr. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock; par value $0.0001
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	1.425
Maximum Aggregate Offering Price	$ 10,687,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,475.94
Offering Note	(1) Pursuant to Rule 457(c), the registration fee has been calculated based on the average of the high and low prices reported in the consolidated reporting system as of a specified date within 5 business days prior to the date of filing the registration statement.